Cash and cash equivalents - Additional Information (Detail)	Dec. 31, 2024	Dec. 31, 2023
CAYMAN ISLANDS
Disclosure Of Cash And Cash Equivalents [Line Items]
percentage of cash and cash equivalent held	17.00%	3.00%
BRAZIL
Disclosure Of Cash And Cash Equivalents [Line Items]
percentage of cash and cash equivalent held	53.00%	72.00%
other subsidiaries of the Group [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
percentage of cash and cash equivalent held	30.00%	25.00%